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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Salzman & Co., Inc.
Address:  One Landmark Square
          Suite 650
          Stamford, CT 06901

Form 13F File Number: 028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen B. Salzman
Title:  CEO/President
Phone:  203-302-2701

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman           Greenwich, CT             May 13, 2011
-------------------------
Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         9

Form 13F Information Table Value Total:  $133,926 (thousands)

List of Other Included Managers:

NONE
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                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
----------------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                               TITLE
                                 OF                 VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------   ---    ----  ----------  --------  -------  ------ ------
BANK OF AMERICA CORP            COM     060505104    23328   1750060    SH             SOLE               1750060
BANK OF NEW YORK MELLON CORP    COM     064058100    12089    404725    SH             SOLE                404725
CITIGROUP INC                   COM     125581801    22486    528453    SH             SOLE                528453
GENERAL ELECTRIC CO             COM     369604103    16054    800680    SH             SOLE                800680
GENERAL MOTORS CO               COM     37045V100    10383    334600    SH             SOLE                334600
GOLDMAN SACHS GROUP INC         COM     38141G104    11965     75443    SH             SOLE                 75443
MORGAN STANLEY                  COM     617446448    12820    469250    SH             SOLE                469250
OWENS-ILLINOIS NC               COM     690768403     2079     68871    SH             SOLE                 68871
WELLS FARGO & COMPANY           COM     949746101    22722    716552    SH             SOLE                716552